UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

This annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - Investor Class	$57	0.56%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection within the revenue-backed sector also aided relative performance, led by selections in the public power, ground transportation, and life care revenue subsectors.

  Interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Selection within the prerefunded sector also marginally detracted from relative performance amid the risk-on environment.

  The fund seeks to provide a high level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds. Life care bonds composed the fund’s largest overweight allocation, while dedicated tax bonds represented the fund’s largest absolute allocation. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2015	9,952	9,949
2015	10,063	10,031
2015	10,190	10,184
2016	10,367	10,395
2016	10,543	10,533
2016	10,726	10,721
2016	10,245	10,162
2017	10,425	10,421
2017	10,640	10,686
2017	10,751	10,816
2017	10,709	10,729
2018	10,688	10,682
2018	10,800	10,805
2018	10,841	10,869
2018	10,795	10,851
2019	11,006	11,123
2019	11,343	11,498
2019	11,650	11,816
2019	11,592	11,772
2020	11,974	12,175
2020	11,648	11,955
2020	11,974	12,199
2020	12,143	12,348
2021	12,123	12,304
2021	12,370	12,521
2021	12,477	12,613
2021	12,494	12,592
2022	12,148	12,223
2022	11,525	11,670
2022	11,285	11,524
2022	11,274	11,504
2023	11,288	11,600
2023	11,415	11,728
2023	11,388	11,721
2023	11,608	11,996
2024	11,965	12,228
2024	11,838	12,041
2024	12,269	12,434
2024	12,463	12,588
2025	12,431	12,590

202501-4140694, 202504-4215344

F48-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Virginia Tax-Free Bond Fund (Investor Class)	3.90%	0.75%	2.20%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,352,816
  Number of Portfolio Holdings368
  Investment Advisory Fees Paid (000s)$4,996
  Portfolio Turnover Rate19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.4%
AA Rated	50.6
A Rated	8.0
BBB Rated	12.0
BB Rated and Below	1.2
Not Rated	9.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	22.2%
Health Care	20.9
Special Tax	9.6
Education	8.7
Housing	8.1
General Obligations - Local	7.0
Leasing	6.9
Water & Sewer	6.6
General Obligations - State	2.7
Other	7.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Virginia Tax-Free Bond Fund

Investor Class (PRVAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Virginia Tax-Free Bond Fund

I Class (TFBVX)

This annual shareholder report contains important information about Virginia Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Tax-Free Bond Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection within the revenue-backed sector also aided relative performance, led by selections in the public power, ground transportation, and life care revenue subsectors.

  Interest rate management hampered relative performance. The portfolio’s longer-than-benchmark average duration profile detracted as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve also weighed on performance to a lesser extent. Selection within the prerefunded sector also marginally detracted from relative performance amid the risk-on environment.

  The fund seeks to provide a high level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds. Life care bonds composed the fund’s largest overweight allocation, while dedicated tax bonds represented the fund’s largest absolute allocation. Within health care, encouraging trends in fundamentals bolstered our views on hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory/Strategy Benchmark
7/6/17	500,000	500,000
8/31/17	506,603	508,506
11/30/17	504,727	504,440
2/28/18	503,846	502,206
5/31/18	509,220	508,013
8/31/18	511,280	510,989
11/30/18	509,237	510,139
2/28/19	519,311	522,934
5/31/19	535,379	540,548
8/31/19	549,963	555,543
11/30/19	547,825	553,458
2/29/20	565,556	572,410
5/31/20	550,299	562,052
8/31/20	565,827	573,518
11/30/20	573,931	580,547
2/28/21	573,157	578,467
5/31/21	584,958	588,667
8/31/21	590,181	592,995
11/30/21	591,142	591,991
2/28/22	574,933	574,649
5/31/22	546,132	548,673
8/31/22	534,486	541,805
11/30/22	534,126	540,844
2/28/23	534,955	545,356
5/31/23	541,143	551,363
8/31/23	540,017	551,041
11/30/23	550,616	564,005
2/29/24	567,699	574,904
5/31/24	562,387	566,100
8/31/24	582,490	584,591
11/30/24	591,890	591,810
2/28/25	590,559	591,928

202501-4140694, 202504-4215344

F1093-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Virginia Tax-Free Bond Fund (I Class)	4.03%	0.87%	2.20%
Bloomberg Municipal Bond Index (Regulatory/Strategy Benchmark)	2.96	0.67	2.23

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,352,816
  Number of Portfolio Holdings368
  Investment Advisory Fees Paid (000s)$4,996
  Portfolio Turnover Rate19.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.4%
AA Rated	50.6
A Rated	8.0
BBB Rated	12.0
BB Rated and Below	1.2
Not Rated	9.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	22.2%
Health Care	20.9
Special Tax	9.6
Education	8.7
Housing	8.1
General Obligations - Local	7.0
Leasing	6.9
Water & Sewer	6.6
General Obligations - State	2.7
Other	7.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Virginia Tax-Free Bond Fund

I Class (TFBVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRVAX Virginia Tax-Free Bond
Fund
TFBVX Virginia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49
Investment activities
Net investment income
(1)(2)
0.37 0.35 0.30 0.27 0.30
Net realized and unrealized
gain/loss 0.06 0.29 (1.16) (0.24) (0.15)
Total from investment
activities 0.43 0.64 (0.86) 0.03 0.15
Distributions
Net investment income (0.36) (0.34) (0.30) (0.27) (0.30)
Net realized gain — — —
(3)
(0.01) —
Total distributions (0.36) (0.34) (0.30) (0.28) (0.30)
NET ASSET VALUE
End of period $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Ratios/Supplemental Data
Total return
(2)(4)
3.90% 5.99% (7.08)% 0.20% 1.24%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.55% 0.56% 0.51% 0.50%
Net expenses after waivers/
payments by Price Associates 0.56% 0.55% 0.56% 0.51% 0.50%
Net investment income 3.26% 3.16% 2.72% 2.18% 2.45%
Portfolio turnover rate 19.1% 28.5% 30.2% 15.6% 22.1%
Net assets, end of period (in
millions) $698 $653 $675 $1,045 $1,299
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 11.23 $ 10.93 $ 12.09 $ 12.34 $ 12.49
Investment activities
Net investment income
(1)(2)
0.38 0.36 0.32 0.29 0.31
Net realized and unrealized
gain/loss 0.06 0.29 (1.17) (0.24) (0.15)
Total from investment
activities 0.44 0.65 (0.85) 0.05 0.16
Distributions
Net investment income (0.37) (0.35) (0.31) (0.29) (0.31)
Net realized gain — — —
(3)
(0.01) —
Total distributions (0.37) (0.35) (0.31) (0.30) (0.31)
NET ASSET VALUE
End of period $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Ratios/Supplemental Data
Total return
(2)(4)
4.03% 6.12% (6.95)% 0.31% 1.34%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.43% 0.43% 0.4 2% 0.40% 0.41%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.43% 0.42% 0.40% 0.41%
Net investment income 3.38% 3.28% 2.86% 2.29% 2.55%
Portfolio turnover rate 19.1% 28.5% 30.2% 15.6% 22.1%
Net assets, end of period (in
thousands) $654,498 $613,537 $588,394 $628,110 $342,628
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
DISTRICT OF COLUMBIA  13.4%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,479
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,187
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 5,000 5,093
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,100 1,120
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,956
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,385
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,493
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,068
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 2,870 3,054
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,146
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,148
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 6,136
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,971
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 21,592
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/49 (1) 4,500 4,578
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,501
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,950
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/45 (1) 4,165 4,439
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,287
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,969
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/37  2,470 2,542
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  2,565 2,633

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,495
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,044
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/40 (1) 5,000 5,024
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,929
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,064
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,061
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,112
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,475
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  16,465 17,086
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 1,050 800
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  2,375 2,570
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (3) 200 149
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 6,133
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  4,150 4,152
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  5,600 6,095
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,293
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  4,000 4,338
180,547
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (4) 4,304 2,706
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4) 4,890 3,124
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 2,545 2,662
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,187
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,168

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,155
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,363
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  724 728
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,366
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,111
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 30 17
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (6)(7) 2,775 1,547
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (6)
(7) 365 203
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (6)
(7) 1,100 613
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (6)(7) 50 28
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (6)(7) 105 59
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (6)(7) 115 64
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)
(7) 150 84
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)
(7) 600 334
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)
(7) 195 109
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)
(7) 240 134
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)
(7) 30 17
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)
(7) 1,420 792
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)
(7) 145 81
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)
(7) 125 70
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)
(7) 55 31
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)
(7) 145 81
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)
(7) 115 64
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)
(7) 35 20

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)
(7) 65 36
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (6)
(7) 630 351
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)
(7) 50 28
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)
(7) 550 307
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)
(7) 140 78
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)
(7) 50 28
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 15,102
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,455 8,488
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  10,359 10,320
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,259
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 888
66,803
VIRGINIA  80.7%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,635
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 1.50%, 10/1/48  2,220 2,220
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  2,800 2,659
Alexandria, GO, 4.00%, 12/15/41  5,305 5,415
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,741
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 425
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 5,998
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,745
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (8) 1,995 2,021
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (8) 7,540 7,637
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (8) 1,000 1,013

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,624
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,114
Arlington County, GO, 4.00%, 6/15/36  5,000 5,154
Arlington County, GO, 5.00%, 6/15/39  7,000 7,805
Arlington County, GO, 5.00%, 6/15/40  1,710 1,872
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  6,200 6,308
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  18,855 17,440
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  10,810 10,372
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  665 707
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 818
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,791
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 703
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (5) 175 175
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (5) 1,320 1,320
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (5) 2,180 2,180
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.00%, 7/1/51  1,300 1,307
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (9)(10) 2,200 2,219
Chesapeake Expressway Toll Road, 4.00%, 7/15/47 (2) 13,500 13,120
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,709
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 3,976
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,386
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,718
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,451
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,617
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,708
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,959
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (8) 55 56
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (8) 4,565 4,632
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (8) 1,200 1,217
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 5,269
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,500 7,554
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,950
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 588

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,257
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,486
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,361
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,560
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,201
Fairfax County Sewer, 5.00%, 7/15/44  5,900 6,057
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,909
Fairfax County Sewer, Series A, 5.00%, 7/15/46  7,390 7,895
Fairfax County Water Auth., 4.00%, 4/1/54  3,000 2,952
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,836
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,327
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,109
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,220 16,037
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,000
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,693
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,603
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 426
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,253
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,239
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (8) 3,750 3,773
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (8) 1,500 1,509
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (8) 2,000 2,012
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (8) 5,630 5,665
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,785
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/41  2,155 2,422
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,292
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,965 16,330

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,919
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 2,949
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,068
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,600
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (8) 2,785 3,002
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,142
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/54  3,150 3,380
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  7,700 8,403
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, BAN, 5.00%, 7/1/26 (9) 745 767
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (5) 1,505 1,502
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (5) 1,565 1,563
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (5) 255 253
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (5) 625 619
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (5) 4,135 3,750
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (5) 4,510 3,776
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,357
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 4,035
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,476
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,830 4,938
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,546
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,187
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  2,590 2,672
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,735 4,857

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,416
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 2,010 2,093
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/48 (2) 680 743
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 10,305 11,168
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/40  1,165 1,095
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,631
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 945
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,987
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  500 500
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,100 2,772
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,552
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,525 1,532
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  380 366
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,620 3,312
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,201
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,318
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 5,988
Loudoun County, Series A, GO, 4.00%, 12/1/36  1,000 1,046
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,146
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,900
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 957
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,166
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  8,320 8,153
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,000 6,471
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,163
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,678
Louisa IDA, Series C, VRDN, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,318
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  1,035 775
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 986

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,350
Lynchburg Economic Dev. Auth., Central Health, Series 2017A,
5.00%, 1/1/47  3,000 3,028
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,777
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 1.35%, 1/1/47  500 500
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  11,000 8,689
Manassas, GO, 2.00%, 1/1/38  1,490 1,161
Manassas, GO, 2.00%, 1/1/40  1,700 1,257
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,979
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,781
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,048
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,589
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,637
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  7,140 7,170
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (8) 1,050 1,090
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (8) 2,300 2,388
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 160
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,771
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,866
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 480
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  690 691
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,194
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,955 4,793
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,703
Richmond, Series A, GO, 4.00%, 9/1/43  2,330 2,337
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,406
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,247
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,110 912
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 990
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,508
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,822

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  600 416
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  14,595 12,108
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 730
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,090
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,194
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,149
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,190
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,056
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 683
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 357
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,964
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,012
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  7,425 7,320
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,192
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,138
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,150
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,618
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,384
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 1,988
Virginia, Series A, GO, 4.00%, 6/1/43  4,615 4,711
Virginia, Series A, GO, 4.00%, 6/1/44  4,800 4,875
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,005
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,653
Virginia College Building Auth., 5.00%, 3/1/54  13,400 14,412
Virginia College Building Auth., Series A, 2.125%, 9/1/28  5,885 5,657
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,687
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,598
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,204
Virginia College Building Auth., Series B, 4.00%, 2/1/28  2,450 2,472
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,384
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,186

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 3,008
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,000 2,230
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 12,034
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  2,540 2,529
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (10) 7,965 8,691
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 12,209
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,016
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,314
Virginia Commonwealth Transportation Board, Series RF, Zero
Coupon, 4/1/25 (10) 1,620 1,616
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 5,976
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,764
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54  5,000 4,730
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,195
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 1.50%, 7/1/37  4,645 4,645
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 2,010
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,760
Virginia HDA, Series B, 3.05%, 5/1/39  495 430
Virginia HDA, Series C, 4.65%, 12/1/44  750 765
Virginia HDA, Series C, 4.70%, 7/1/43  1,680 1,713
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,015
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,543
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,773
Virginia HDA, Series D, 4.50%, 8/1/43  2,260 2,293
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 1,054
Virginia HDA, Series E, 3.00%, 10/1/29  550 546
Virginia HDA, Series E, 4.35%, 10/1/54  3,000 2,933
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,151
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 1,008
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,618
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,525
Virginia HDA, Series E-2, 4.60%, 10/1/54  2,000 2,011

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,528
Virginia HDA, Series E-5, 4.65%, 7/1/55  3,225 3,254
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,100
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,118
Virginia HDA, Series G, 4.90%, 11/1/42  750 769
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,617
Virginia HDA, Series G, 5.25%, 11/1/57  4,985 5,083
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,690
Virginia HDA, Series H, 4.70%, 12/1/54  1,805 1,817
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 710
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,207
Virginia HDA, Series K, 2.55%, 12/1/46  4,835 3,440
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 3,027
Virginia HDA, Commonwealth Mortgage Bonds, Series F,
VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  3,525 3,526
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,593
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  6,935 6,537
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  8,210 8,214
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,140
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,923
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,037
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 17,098
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (8) 10 10
Virginia Public Building Auth., Series A, 5.00%, 8/1/45 (11) 7,000 7,660
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 3,485 3,516
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,019
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,549
Virginia Resources Auth., Series A, 5.00%, 11/1/54  4,700 5,112
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,024
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 575
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,355
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,503
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,675
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,610
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,330 1,320

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,000 9,855
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 9,400 9,210
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,293
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,690 2,568
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 11,730 10,426
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  5,795 5,155
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,640
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 2,175 2,244
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 13,065 13,418
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 1.50%, 7/1/42  3,500 3,500
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,870
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,745 4,000
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,528
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,928
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,162
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  5,350 5,637
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  265 210
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,271
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,244
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,025 7,099
Virginia Small Business Fin. Auth., Pure Salmon Virginia,
VRDN, 4.00%, 11/1/52 (Tender 11/20/25) (1) 4,200 4,203
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,185 1,259
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,476
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,177
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  5,470 5,614
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  5,000 5,064
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 3,000 3,032

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,764
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,140 6,184
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 16,730 16,824
West Falls CDA, Series A, 5.375%, 9/1/52 (5) 4,750 4,889
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,412
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 4,087
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,826
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 254
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,278
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,277
1,091,517
Total Investments in Securities
99.0% of Net Assets
(Cost $1,349,566) $ 1,338,867
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Insured by Assured Guaranty Corporation
(4) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,689 and represents 1.7% of net assets.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) When-issued security
BAN Bond Anticipation Note

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,349,566) $ 1,338,867
Interest receivable 15,244
Receivable for investment securities sold 8,395
Receivable for shares sold 507
Cash 26
Other assets 19
Total assets 1,363,058
Liabilities
Payable for investment securities purchased 7,669
Payable for shares redeemed 1,702
Investment management fees payable 393
Due to affiliates 40
Payable to directors 1
Other liabilities 437
Total liabilities 10,242
NET ASSETS $ 1,352,816
Net Assets Consist of:
Total distributable earnings (loss) $ (71,220)
Paid-in capital applicable to 119,757,430 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 1,424,036
NET ASSETS $ 1,352,816
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $698,318; Shares outstanding: 61,822,199) $ 11.30
I Class
(Net assets: $654,498; Shares outstanding: 57,935,231) $ 11.30

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 49,654
Expenses
Investment management 4,996
Shareholder servicing
Investor Class $ 908
I Class 94 1,002
Prospectus and shareholder reports
Investor Class 29
I Class 6 35
Custody and accounting 219
Legal and audit 127
Registration 48
Directors 4
Miscellaneous 25
Total expenses 6,456
Net investment income 43,198
Realized and Unrealized Gain / Loss –
Net realized loss on securities (5,330)
Change in net unrealized gain / loss on securities 12,012
Net realized and unrealized gain / loss 6,682
INCREASE IN NET ASSETS FROM OPERATIONS $ 49,880

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 43,198 $ 40,014
Net realized loss (5,330) (18,587)
Change in net unrealized gain / loss 12,012 50,105
Increase in net assets from operations 49,880 71,532
Distributions to shareholders
Net earnings
Investor Class (21,381) (20,388)
I Class (20,870) (19,065)
Decrease in net assets from distributions (42,251) (39,453)
Capital share transactions
*
Shares sold
Investor Class 177,879 180,302
I Class 116,955 95,453
Distributions reinvested
Investor Class 19,485 18,309
I Class 15,269 13,465
Shares redeemed
Investor Class (155,899) (236,876)
I Class (94,911) (99,364)
Increase (decrease) in net assets from capital
share transactions 78,778 (28,711)
Net Assets
Increase during period 86,407 3,368
Beginning of period 1,266,409 1,263,041
End of period $ 1,352,816 $ 1,266,409
*Share information (000s)
Shares sold
Investor Class 15,787 16,683
I Class 10,376 8,722
Distributions reinvested
Investor Class 1,733 1,671
I Class 1,358 1,228
Shares redeemed
Investor Class (13,848) (21,911)
I Class (8,438) (9,123)
Increase (decrease) in shares outstanding 6,968 (2,730)

T. ROWE PRICE Virginia Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free
Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-
grade Virginia municipal bonds. The fund has two classes of shares: the
Virginia Tax-Free Bond Fund (Investor Class) and the Virginia Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders

T. ROWE PRICE Virginia Tax-Free Bond Fund

are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Virginia Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Virginia Tax-Free Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Valuation Inputs   On February 28, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $331,502,000 and
$241,940,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Ordinary income (including short-term capital
gains, if any) $ 37 $ 7
Tax-exempt income 42,214 39,446
Total distributions $ 42,251 $ 39,453
($000s)
Cost of investments $ 1,346,266
Unrealized appreciation $ 22,211
Unrealized depreciation (29,610)
Net unrealized appreciation (depreciation) $ (7,399)

T. ROWE PRICE Virginia Tax-Free Bond Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
($000s)
Undistributed ordinary income $ 2
Undistributed tax-exempt income 781
Net unrealized appreciation (depreciation) (7,399)
Loss carryforwards and deferrals (64,604)
Total distributable earnings (loss) $ (71,220)

T. ROWE PRICE Virginia Tax-Free Bond Fund

During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Virginia Tax-Free Bond Fund

dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price
Associates and $274,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $5,802,000 and
$10,311,000, respectively, with net realized gain of $0 for the year ended
February 28, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Virginia Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Virginia Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Virginia Tax-Free Bond Fund (one
of the funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $42,052,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F48-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025